GENERAL	12 Months Ended
Dec. 31, 2023
General
GENERAL

NOTE 1: GENERAL

a.	A general description of the Company and its activity:

BrainsWay is a leader in advanced non-invasive neurostimulation treatments for mental health disorders. The Company is advancing neuroscience with its proprietary Deep Transcranial Magnetic Stimulation (Deep TMS™) platform technology to improve health and transform lives. The Company has obtained from the U.S. Food and Drug Administration (FDA) three cleared indications backed by pivotal studies demonstrating clinically proven efficacy. Current indications include MDD (Major Depressive Disorder), obsessive- compulsive disorder (OCD), and smoking addiction.

The Company received its first commercial Deep TMS product received clearance from the FDA in 2013, for the treatment of MDD in adult patients who have failed to achieve satisfactory improvement from anti-depressant medication. In April 2021, the Company received FDA clearance for a shorter innovative MDD treatment and in August 2021, the Company received an additional clearance from the FDA for expansion of the existing MDD clearance to include the non-invasive treatment of anxiety symptoms.

The Company received de novo clearance from the FDA in August 2018 for use of its Deep TMS an adjunct therapy for adult patients suffering from OCD, and a clearance from the FDA in August 2020 for use of its Deep TMS system as an aid in short-term smoking cessation in adults.

BrainsWay Ltd. (the “Company”) and its wholly owned subsidiaries, BrainsWay, Inc. (“Inc”), Brain R&D Services Ltd. (“Brain R&D”), BrainsWay USA Inc (“USA Inc”), collectively (the “Group”) derive revenues from the sale and lease of its systems.

In 2022, the Company extended its FDA clearance for MDD (including anxious depression) to our H7 Coil, also via the 510(k) process.

b.	The Company has an operating loss of $4,197 for the year ended December 31, 2023. The Company’s management and board of directors believe that the Company has the current funding to finance its business activity according to its plans in the foreseeable future.

c.	The financial statements of the Company as of December 31, 2023 and 2022 and for each of the three years in the period ended December 31, 2023 were authorized for issuance in accordance with a resolution of the board of directors on March 28, 2024.